Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2025
Disclosure Transferred Financial Assets [Line Items]
Transferred financial assets that are derecognized in their entirety with continuing involvement
c) Transferred financial assets that are derecognized in their entirety with continuing involvement
Continuing involvement in a transferred and fully
derecognized financial asset may result from
contractual provisions in
the particular transfer agreement
or from a
separate agreement, with the
counterparty or a third
party, entered into in
connection with the transfer.
The fair value and carrying amount of UBS’s continuing
involvement from transferred positions as of 31 December
2025
and 31 December
2024 was not
material. Life-to-date losses
reported in prior
periods primarily related
to legacy positions
in securitization vehicles that have been fully marked down, with no remaining exposure to loss.